Note Payable (Details Narrative) - USD ($)		3 Months Ended
	Dec. 18, 2018	Mar. 31, 2019
Payments of notes payable
Interest expense		6,000
Debt principal balance		200,000
Debt accrued interest		$ 7,000
One Institutional Investor [Member]
Proceeds from issuance of promissory notes	$ 200,000
Debt maturity date	Sep. 18, 2019
Debt interest rate	12.00%
Debt default interest rate	20.00%